Intangible assets - Narrative (Details) € in Thousands	12 Months Ended
	Mar. 31, 2025 EUR (€) cash-generatingUnit	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 513,674	€ 512,183
Intangible assets	621,288	611,075
Development costs	79,300	60,100
Trademarks
Disclosure of detailed information about intangible assets [line items]
Impairment	0
Intangible assets	16,397	18,634
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Impairment	0
Intangible assets	3,927	4,150
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	80,736	70,267
Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Software development expenditures	€ 40,500	€ 33,700
TFS
Disclosure of detailed information about intangible assets [line items]
Cash flows period	3 years
Discount rate used in current estimate of value in use	8.21%	9.00%
Growth rate used to extrapolate cash flow projections	1.50%	1.60%
Headroom	€ 1,950,700
Recoverable amount over carrying value (in percentage)	557.00%
Goodwill	€ 361,687	€ 361,750
Payments
Disclosure of detailed information about intangible assets [line items]
Cash flows period	3 years
Discount rate used in current estimate of value in use	8.31%	8.52%
Growth rate used to extrapolate cash flow projections	2.20%	2.30%
Headroom	€ 246,800
Recoverable amount over carrying value (in percentage)	346.00%
Goodwill	€ 49,141	€ 49,525
Post-Purchase Solutions
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 102,800
Number of cah-generating unit | cash-generatingUnit	3
Post-Purchase Solutions | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
ZigZag
Disclosure of detailed information about intangible assets [line items]
Headroom	€ 87,000
Recoverable amount over carrying value (in percentage)	126.00%
Goodwill	€ 65,472	63,825
Yocuda
Disclosure of detailed information about intangible assets [line items]
Goodwill	8,135	7,844
ShipUp
Disclosure of detailed information about intangible assets [line items]
Headroom	€ 4,500
Recoverable amount over carrying value (in percentage)	15.00%
Goodwill	€ 29,239	€ 29,239
Expected revenue lower than expected, multiple	7.1
ShipUp | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Acquisition of subsidiaries			€ 3,900
Not internally generated | Software
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Not internally generated | ShipUp | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 2,700
Not internally generated | ZigZag | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5,200
Not internally generated | Yocuda | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 1,200
Maximum | ZigZag
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	13.9
Maximum | Yocuda
Disclosure of detailed information about intangible assets [line items]
Goodwill, percentage of total amount	1.60%
Maximum | ShipUp
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	15.8
Median | ZigZag
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	5.5
Median | ShipUp
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	8.0
Minimum | ZigZag
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	1.4
Minimum | ShipUp
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	3.0